CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Common Shares Outstanding	Stock Options	Contributed Surplus	Deficit	Accumulated Other Comprehensive Income	Total
Balance at the beginning of the year at Dec. 31, 2015	$ 4,707,940	$ 216,232	$ 37,254	$ (823,734)	$ 3,328	$ 4,141,020
Balance at the beginning of the year (in Shares) at Dec. 31, 2015	217,650,795
Net income				158,824		158,824
Other comprehensive income (loss)				688	28,799	29,487
Total comprehensive income (loss)				159,512	28,799	188,311
Shares issued under employee stock option plan (notes 16 and 18(a))	$ 245,128	(53,025)				192,103
Shares issued under employee stock option plan (notes 16 and 18(a))( in shares)	6,492,907
Stock options (notes 16 and 18(a))		16,645				16,645
Shares issued under incentive share purchase plan (note 18(b))	$ 15,443					15,443
Shares issued under incentive share purchase plan (note 18(b)) (in Shares)	344,778
Shares issued under dividend reinvestment plan	$ 8,893					8,893
Shares issued under dividend reinvestment plan (in Shares)	224,732
Shares issued under flow through share private placement (note 16)	$ 13,593					13,593
Shares issued under flow through share private placement (note 16) (in shares)	374,869
Dividends declared				(80,231)		(80,231)
Restricted Share Unit plan, Performance Share Unit plan, and Long Term Incentive Plan (note 16 and 18(c,d))	$ (3,303)					(3,303)
Restricted Share Unit plan, Performance Share Unit plan, and Long Term Incentive Plan (note 16 and 18(c,d)) (in shares)	(122,941)
Balance at the end of the year at Dec. 31, 2016	$ 4,987,694	179,852	37,254	(744,453)	32,127	4,492,474
Balance at the end of the year (in Shares) at Dec. 31, 2016	224,965,140
Net income				243,887		243,887
Other comprehensive income (loss)				(1,373)	(1,779)	(3,152)
Total comprehensive income (loss)				242,514	(1,779)	240,735
Shares issued under employee stock option plan (notes 16 and 18(a))	$ 56,802	(12,603)				44,199
Shares issued under employee stock option plan (notes 16 and 18(a))( in shares)	1,538,729
Stock options (notes 16 and 18(a))		19,505				19,505
Shares issued under incentive share purchase plan (note 18(b))	$ 17,379					17,379
Shares issued under incentive share purchase plan (note 18(b)) (in Shares)	382,663
Shares issued under dividend reinvestment plan	$ 17,816					17,816
Shares issued under dividend reinvestment plan (in Shares)	402,877
Equity issuance (net of transaction costs) (note 16)	$ 215,013					215,013
Equity issuance (net of transaction costs) (note 16) (in shares)	5,003,412
Dividends declared				(93,858)		(93,858)
Restricted Share Unit plan, Performance Share Unit plan, and Long Term Incentive Plan (note 16 and 18(c,d))	$ (6,272)					(6,272)
Restricted Share Unit plan, Performance Share Unit plan, and Long Term Incentive Plan (note 16 and 18(c,d)) (in shares)	(42,380)
Balance at the end of the year at Dec. 31, 2017	$ 5,288,432	$ 186,754	$ 37,254	$ (595,797)	$ 30,348	$ 4,946,991
Balance at the end of the year (in Shares) at Dec. 31, 2017	232,250,441